Subsequent Events (Details Narrative) - USD ($)	Apr. 13, 2018	Sep. 07, 2017
Rate of interest		5.00%
Subsequent Event [Member] | Loan Agreement [Member] | Subscriber [Member]
Advance from related party	$ 200,000
Debt, principal amount	$ 200,000
Rate of interest	12.00%
Debt, term	6 months
Repayments of debt	$ 200,000
Debt instrument, description	We are entitled to repay the whole or any portion of the principal amount of $200,000, plus accrued interest on the portion of the principal amount of $200,000 being repaid, at any time.